CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME AND LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME AND LOSS
Revenue	$ 4,368.4	$ 3,548.8	$ 3,066.5
Cost of goods sold	(2,092.3)	(1,785.2)	(1,560.9)
Gross profit	2,276.2	1,763.6	1,505.6
Selling, general and administrative expenses	(1,982.5)	(1,522.7)	(1,327.0)
Impairment losses	(2.4)	(201.7)	(0.7)
Other operating income	11.2	11.4	9.0
Operating profit	302.5	50.6	186.9
Finance income	6.4	3.3	2.3
Finance cost	(413.4)	(236.5)	(279.0)
Net finance cost	(407.0)	(233.2)	(276.7)
Loss before tax	(104.6)	(182.6)	(89.8)
Income tax expense	(104.2)	(48.3)	(34.7)
Loss from continuing operations	(208.8)	(230.9)	(124.5)
Loss from discontinued operations, net of tax		(21.8)	(1.8)
Net loss	(208.8)	(252.7)	(126.3)
Loss attributable to:
Equity holders of the Company	(208.6)	$ (252.7)	$ (126.3)
Non-controlling interests	$ (0.2)
Loss per share
Basic loss per share (continuing operations)	$ (0.54)	$ (0.60)	$ (0.32)
Diluted loss per share (continuing operations)	(0.54)	(0.60)	(0.32)
Basic loss per share (discontinued operations)	0.00	(0.06)	0.00
Diluted loss per share (discontinued operations)	0.00	(0.06)	0.00
Total Basic loss per share	(0.54)	(0.66)	(0.33)
Total Diluted loss per share	$ (0.54)	$ (0.66)	$ (0.33)
Net loss	$ (208.8)	$ (252.7)	$ (126.3)
Items that will not be reclassified to profit or loss
Remeasurement effects of postemployment benefit plans	4.4	14.1	23.2
Income tax related to remeasurement effects	(0.8)	(3.0)	(5.2)
Writedown of other investments through OCI		(10.9)
Items that subsequently may be reclassified to profit or loss
Translation differences	(116.3)	148.1	260.5
Translation differences of disposed foreign subsidiary			(4.9)
Cash flow hedges	(9.4)	(11.6)	54.5
Income tax related to cash flow hedges	1.9	2.3	(10.9)
Other comprehensive income (loss), net of tax	(120.2)	139.0	317.2
TOTAL COMPREHENSIVE INCOME (LOSS)	(329.0)	(113.7)	190.9
Total comprehensive income (loss) attributable to:
Equity holders of the Company	(328.8)	$ (113.7)	$ 190.9
Non-controlling interests	$ (0.2)